UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small
Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth
Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 11/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Small Cap
Growth Fund II
OF BLACKROCK SERIES, INC.

SEMI-ANNUAL REPORT
NOVEMBER 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

The present times may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis mushroomed into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to rescue the beleaguered financial system.

The U.S. economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflation pressures subsided amid plummeting oil prices, but a uniform and rapid deterioration in key eco-

nomic indicators darkened growth prospects. Just after the close of the reporting period, the National Bureau of Economic Research officially declared that the U.S. was in a recession, and that it had begun in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggres-

sively in the early months of the year, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a record low range of between zero to 0.25% on December 16. More significant was the central bank’s pledge that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and govern-

ment guarantees.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of prior years’

trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors retreated to the safest and most liquid investments. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to its taxable counterparts. Similarly, economic turmoil and badly broken credit markets plagued the high yield sec-

tor, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of November 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(35.20)%	(38.09)%
Small cap U.S. equities (Russell 2000 Index)	(36.26)	(37.46)
International equities (MSCI Europe, Australasia, Far East Index)	(44.92)	(47.79)
U.S. Treasury securities (Merrill Lynch 10-Year U.S. Treasury Index)	11.62	12.69
Taxable fixed income (Barclays Capital U.S. Aggregate Index*)	0.24	1.74
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.98)	(3.61)
High yield bonds
(Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(31.73)	(30.49)

* Formerly a Lehman Brothers Index.
Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary BlackRock Small Cap Growth Fund II

Portfolio Management Commentary

How did the Fund perform?
•The Fund, through its investment in BlackRock Master Small Cap Growth
Portfolio (the “Portfolio”), underperformed the benchmark Russell 2000
Growth Index for the six-month period ended November 30, 2008.

What factors influenced performance?
•Weak stock selection in both the consumer discretionary and health care sectors was the most significant detractor from the Fund’s relative performance for the period. Within consumer discretionary, Orient-
Express Hotels Ltd. was the most disappointing individual holding, as the international, high-end hotel chain operator’s stock fell by more than 85% after continuously rebuffing acquisition bids from potential acquirers.

•The health care sector also hindered results throughout the period. In particular, the Portfolio’s holding of ArthroCare Corp. shares tumbled more than 70% on concerns that an acquisition of the company may fall through. Additionally, the Fund’s performance was hindered by a relative underweight in the biotechnology subsector, which outperformed the overall healthcare sector.

•By contrast, stock selection in both the industrials and materials sectors benefited comparative performance. Business outsourcing company
SYKES Enterprises, Inc. was a top contributor, as the company’s diverse, global footprint helped ease concerns regarding the global economic slowdown in cushioning general economic concerns. In the materials sector, Rock-Tenn Co. managed a positive return for the six months. The container board packaging company produced strong financial results for both quarters during the period, as pricing increases amid strong demand for container board and a cost advantage over competitors boosted the stock.

Describe recent portfolio activity.
•We increased the Portfolio’s weighting in the information technology sec-
tor throughout the six-month period, adding new names, such as
Omniture, Inc. and SRA International, Inc., to the portfolio. We signifi-
cantly reduced the Portfolio’s weighting in industrials, eliminating posi-
tions in Kaydon Corp., Ladish Co., Inc. and Quanex Corp. due to weaken-
ing fundamentals in each of those companies.

Describe portfolio positioning at period-end.
•As of November 30, 2008, the Portfolio’s most significant overweight was in the information technology sector, where we maintain a diverse group of holdings. The most significant underweight was in the industri-
als sector. We continue to look for good growth opportunities at the cur-
rently depressed valuation levels, regardless of overall market conditions.
The Portfolio’s sector overweights and underweights remain a direct result of where we are finding good individual investment opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	June 1, 2008	November 30, 2008 During the Period[1]		June 1, 2008	November 30, 2008 During the Period[1]
Institutional	$1,000	$564.80	$ 5.01	$1,000	$1,018.60	$ 6.45
Investor A	$1,000	$564.00	$ 6.06	$1,000	$1,017.25	$ 7.82
Investor B	$1,000	$560.50	$10.85	$1,000	$1,011.10	$13.98
Investor C	$1,000	$561.70	$ 9.92	$1,000	$1,012.30	$12.78
Class R	$1,000	$563.20	$ 7.86	$1,000	$1,014.95	$10.13

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.28% for Institutional, 1.55% for Investor A, 2.78% for Investor B, 2.54% for
Investor C and 2.01% for Class R), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown). Because the
Fund is a feeder fund, the expense table example reflects the expenses of both the fund and the master portfolio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
2 The Fund invests all of its assets in BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that the Manager believes are undervalued or have good prospects for earnings growth.
3 This unmanaged Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 Commencement of operations.

Performance Summary for the Period Ended November 30, 2008
				Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(43.52)%	(44.25)%	—	(1.89)%	—	1.42%	—
Investor A	(43.60)	(44.37)	(47.29)%	(2.14)	(3.19)%	1.17	0.57%
Investor B	(43.95)	(45.00)	(47.37)	(3.00)	(3.31)	0.47	0.47
Investor C	(43.83)	(44.88)	(45.41)	(2.96)	(2.96)	0.35	0.35
Class R	(43.68)	(44.58)	—	(2.46)	—	0.99	—
Russell 2000 Growth Index	(39.80)	(41.34)	—	(3.29)	—	(2.44)	—

5 Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
6 The Fund commenced operations on 10/29/99.

Past performance is not indicative of future results.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on June 1, 2008 and held through November 30, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Statement of Assets and Liabilities	BlackRock Small Cap Growth Fund II
November 30, 2008 (Unaudited)
Assets
Investment at value — BlackRock Master Small Cap Growth Portfolio (the “Portfolio”), (cost — $465,873,585)	$ 307,673,876
Withdrawals receivable from the Portfolio	50,613
Capital shares sold receivable	432,155
Other assets	32,701
Total assets	308,189,345

Liabilities
Capital shares redeemed payable	482,768
Other affiliates payable	264,895
Administration fees payable	48,789
Distribution fees payable	87,057
Officer’s and Directors’ fees payable	165
Total liabilities	883,674
Net Assets	$ 307,305,671

Net Assets Consist of
Institutional Shares, $0.0001 par value, 100,000,000 shares authorized	$ 1,053
Investor A Shares, $0.0001 par value, 100,000,000 shares authorized	1,680
Investor B Shares, $0.0001 par value, 100,000,000 shares authorized	179
Investor C Shares, $0.0001 par value, 100,000,000 shares authorized	683
Class R Shares, $0.0001 par value, 100,000,000 shares authorized	373
Paid-in capital in excess of par	487,311,006
Undistributed net investment loss	(2,093,069)
Net accumulated realized loss allocated from the Portfolio	(19,716,525)
Net unrealized appreciation/depreciation allocated from the Portfolio	(158,199,709)
Net Assets	$ 307,305,671

Net Asset Value
Institutional — Based on net assets of $84,451,645 and 10,527,855 shares outstanding	$ 8.02
Investor A — Based on net assets of $131,759,308 and 16,802,004 shares outstanding	$ 7.84
Investor B — Based on net assets of $13,107,094 and 1,790,919 shares outstanding	$ 7.32
Investor C — Based on net assets of $49,705,756 and 6,831,703 shares outstanding	$ 7.28
Class R — Based on net assets of $28,281,868 and 3,733,082 shares outstanding	$ 7.58

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

7

Statement of Operations	BlackRock Small Cap Growth Fund II
Six Months Ended November 30, 2008 (Unaudited)
Investment Income
Net investment income allocated from the Portfolio:
Dividends	$ 848,317
Interest	67,303
Securities lending — affiliated	981,514
Income — affiliated	232
Foreign taxes withheld	(549)
Expenses	(1,772,471)
Total income	124,346

Expenses
Administration	459,366
Service — Investor A	242,385
Service and distribution — Investor B	111,565
Service and distribution — Investor C	390,046
Service and distribution — Class R	88,564
Transfer agent — Institutional	173,143
Transfer agent — Investor A	86,165
Transfer agent — Investor B	203,413
Transfer agent — Investor C	273,630
Transfer agent — Class R	87,636
Printing	46,192
Registration	38,560
Professional	7,245
Officer and Directors	89
Miscellaneous	9,416
Total expenses	2,217,415
Net investment loss	(2,093,069)

Realized and Unrealized Loss Allocated From the Portfolio
Net realized loss from investments	(19,097,315)
Net change in unrealized appreciation/depreciation on investments	(219,105,242)
Total realized and unrealized loss	(238,202,557)
Net Decrease in Net Assets Resulting from Operations	$ (240,295,626)

See Notes to Financial Statements.

8 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Statements of Changes in Net Assets	BlackRock Small Cap Growth Fund II
	Six Months
	Ended	Year
	November 30,	Ended
	2008	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008

Operations
Net investment loss	$ (2,093,069)	$ (5,581,192)
Net realized gain (loss)	(19,097,315)	30,599,653
Net change in unrealized appreciation/depreciation	(219,105,242)	(12,304,369)
Net increase (decrease) in net assets resulting from operations	(240,295,626)	12,714,092

Distributions to Shareholders From
Net realized gain:
Institutional	—	(24,799,659)
Investor A	—	(31,351,738)
Investor B	—	(7,629,805)
Investor C	—	(15,093,297)
Class R	—	(3,909,293)
Tax return of capital:
Institutional	—	(165,528)
Investor A	—	(232,733)
Investor B	—	(43,175)
Investor C	—	(110,892)
Class R	—	(32,423)
Decrease in net assets resulting from distributions to shareholders	—	(83,368,543)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(5,567,547)	85,217,124

Redemption Fee
Redemption fee	24,378	5,519

Net Assets
Total increase (decrease) in net assets	(245,838,795)	14,568,192
Beginning of period	553,144,466	538,576,274
End of period	$ 307,305,671	$ 553,144,466
End of period distributions in excess of net investment income	$ (2,093,069)	—

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

9

Financial Highlights				BlackRock Small Cap Growth Fund II
			Institutional
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.20	$ 16.26	$ 15.74	$ 12.50	$ 11.23	$ 9.21
Net investment loss[1]	(0.03)	(0.09)	(0.14)	(0.14)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	(6.15)[2]	0.48[2]	1.95[2]	3.38[2]	1.38[2]	2.13
Net increase (decrease) from investment operations	(6.18)	0.39	1.81	3.24	1.27	2.02
Distributions from:
Net realized gain	—	(2.43)	(1.29)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(2.45)	(1.29)	—	—	—
Net asset value, end of period	$ 8.02	$ 14.20	$ 16.26	$ 15.74	$ 12.50	$ 11.23

Total Investment Return[3]
Based on net asset value	(43.52)%[4]	2.88%	12.50%	25.92%	11.31%	21.93%

Ratios to Average Net Assets[5]
Total expenses	1.28%[6]	1.25%	1.28%	1.22%	1.25%	1.23%
Net investment loss	(0.46)%[6]	(0.59)%	(0.93)%	(0.93)%	(0.95)%	(0.99)%

Supplemental Data
Net assets, end of period (000)	$ 84,452	$ 157,805	$ 162,580	$ 167,907	$ 125,301	$ 96,893
Portfolio turnover of the Portfolio	31%	70%	115%	101%	129%	149%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
6 Annualized.

See Notes to Financial Statements.

10 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor A
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.90	$ 15.96	$ 15.51	$ 12.34	$ 11.12	$ 9.14
Net investment loss[1]	(0.04)	(0.12)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	(6.02)[2]	0.46[2]	1.92[2]	3.34[2]	1.36[2]	2.11
Net increase (decrease) from investment operations	(6.06)	0.34	1.74	3.17	1.22	1.98
Distributions from:
Net realized gain	—	(2.38)	(1.29)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(2.40)	(1.29)	—	—	—
Net asset value, end of period	$ 7.84	$ 13.90	$ 15.96	$ 15.51	$ 12.34	$ 11.12

Total Investment Return[3]
Based on net asset value	(43.60)%[4]	2.57%	12.23%	25.69%	10.97%	21.66%

Ratios to Average Net Assets[5]
Total expenses	1.55%[6]	1.51%	1.54%	1.47%	1.50%	1.49%
Net investment loss	(0.72)%[6]	(0.83)%	(1.18)%	(1.18)%	(1.20)%	(1.24)%

Supplemental Data
Net assets, end of period (000)	$ 131,759	$ 232,600	$ 194,561	$ 154,179	$ 114,558	$ 97,389
Portfolio turnover of the Portfolio	31%	70%	115%	101%	129%	149%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

11

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor B
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.06	$ 15.01	$ 14.78	$ 11.85	$ 10.77	$ 8.92
Net investment loss[1]	(0.11)	(0.26)	(0.28)	(0.27)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	(5.63)[2]	0.45[2]	1.80[2]	3.20[2]	1.31[2]	2.06
Net increase (decrease) from investment operations	(5.74)	0.19	1.52	2.93	1.08	1.85
Distributions from:
Net realized gain	—	(2.12)	(1.29)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(2.14)	(1.29)	—	—	—
Net asset value, end of period	$ 7.32	$ 13.06	$ 15.01	$ 14.78	$ 11.85	$ 10.77

Total Investment Return[3]
Based on net asset value	(43.95)%[4]	1.61%	11.29%	24.73%	10.03%	20.74%

Ratios to Average Net Assets[5]
Total expenses	2.78%[6]	2.49%	2.35%	2.25%	2.28%	2.26%
Net investment loss	(1.97)%[6]	(1.89)%	(1.99)%	(1.96)%	(1.98)%	(2.01)%

Supplemental Data
Net assets, end of period (000)	$ 13,107	$ 29,045	$ 60,086	$ 72,350	$ 62,827	$ 68,754
Portfolio turnover of the Portfolio	31%	70%	115%	101%	129%	149%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[6]	Annualized.

See Notes to Financial Statements.

12 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor C
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.96	$ 14.99	$ 14.76	$ 11.84	$ 10.75	$ 8.91
Net investment loss[1]	(0.09)	(0.24)	(0.28)	(0.28)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	(5.59)[2]	0.43[2]	1.80[2]	3.20[2]	1.32[2]	2.05
Net increase (decrease) from investment operations	(5.68)	0.19	1.52	2.92	1.09	1.84
Distributions from:
Net realized gain	—	(2.20)	(1.29)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(2.22)	(1.29)	—	—	—
Net asset value, end of period	$ 7.28	$ 12.96	$ 14.99	$ 14.76	$ 11.84	$ 10.75

Total Investment Return[3]
Based on net asset value	(43.83)%[4]	1.63%	11.31%	24.66%	10.14%	20.65%

Ratios to Average Net Assets[5]
Total expenses	2.54%[6]	2.43%	2.36%	2.27%	2.30%	2.27%
Net investment loss	(1.72)%[6]	(1.77)%	(2.01)%	(1.98)%	(1.99)%	(2.02)%

Supplemental Data
Net assets, end of period (000)	$ 49,706	$ 96,449	$ 99,938	$ 75,678	$ 43,839	$ 36,478
Portfolio turnover of the Portfolio	31%	70%	115%	101%	129%	149%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

13

Financial Highlights (concluded)					BlackRock Small Cap Growth Fund II
			Class R
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.46	$ 15.54	$ 15.18	$ 12.11	$ 10.94	$ 8.96
Net investment loss[1]	(0.06)	(0.17)	(0.22)	(0.21)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	(5.82)[2]	0.44[2]	1.87[2]	3.28[2]	1.34[2]	2.14
Net increase (decrease) from investment operations	(5.88)	0.27	1.65	3.07	1.17	1.98
Distributions from:
Net realized gain	—	(2.33)	(1.29)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(2.35)	(1.29)	—	—	—
Net asset value, end of period	$ 7.58	$ 13.46	$ 15.54	$ 15.18	$ 12.11	$ 10.94

Total Investment Return
Based on net asset value	(43.68)%[3]	2.12%	11.88%	25.35%	10.69%	22.10%

Ratios to Average Net Assets[4]
Total expenses	2.01%[5]	1.95%	1.86%	1.72%	1.76%	1.74%
Net investment loss	(1.16)%[5]	(1.26)%	(1.50)%	(1.43)%	(1.44)%	(1.50)%

Supplemental Data
Net assets, end of period (000)	$ 28,282	$ 37,245	$ 21,412	$ 11,423	$ 2,457	$ 354
Portfolio turnover of the Portfolio	31%	70%	115%	101%	129%	149%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Aggregate total investment return.
4 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
5 Annualized.

See Notes to Financial Statements.

14 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited) BlackRock Small Cap Growth Fund II

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Growth Fund II (the “Fund”) of BlackRock Series,
Inc. (the “Corporation”) is registered under the Investment Company
Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a
Maryland corporation. The Fund seeks to achieve its investment objec-
tive by investing all of its assets in BlackRock Master Small Cap Growth
Portfolio (the “Portfolio”) of BlackRock Master LLC (the “Master LLC”),
which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s propor-
tionate interest in the net assets of the Portfolio. The performance of the
Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The percentage of the Portfolio owned by the Fund at November 30,
2008 was 100%. The Fund offers multiple classes of shares. Institutional
Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C
Shares may be subject to a contingent deferred sales charge. Class R
Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C Shares and Class R also bear certain expenses related to the distribution of such shares.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Effective June 1, 2008, the Fund adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157,
“Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measure-
ments. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates)
or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information avail-
able in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30,
2008 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Level 1	—
Level 2	$307,673,876
Level 3	—
Total	$307,673,876

Investment Transactions and Net Investment Income: Investment transac-
tions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Income taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008 15

Notes to Financial Statements (continued) BlackRock Small Cap Growth Fund II

Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Corporation, on behalf of the Fund, has entered into an Administration
Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities).
For such services, the Fund pays a monthly fee at an annual rate of
0.20% of the average daily value of the Fund’s net assets. Merrill Lynch
& Co., Inc. (“Merrill Lynch”), a wholly owned subsidiary of Bank of
America Corporation (“BAC”), and The PNC Financial Services Group,
Inc. (“PNC”) are the largest stockholders of BlackRock, Inc.

Effective October 1, 2008, the Fund entered into separate Distribution
Agreements and Distribution Plans with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock,
Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Corporation in accor-
dance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/
or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended November 30, 2008, affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $11,217 and affiliates received contingent deferred sales charges of $4,239 and $6,748 relat-
ing to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$495 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agent fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issu-
ing, redeeming and transferring of shares of each class of the Fund,
12b-1 fee calculation, check writing, anti–money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other admini-
strative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
November 30, 2008, the Fund paid $767,065 in return for these ser-
vices, which are a component of the transfer agent fees in the accom-
panying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund.
For the six months ended November 30, 2008, the Fund earned $232, which is included in income — affiliated in the Statement of Operations.

The Administrator maintains a call center, which is responsible for provid-
ing certain shareholder services to the Fund, such as responding to share holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended November 30, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

16 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008

Notes to Financial Statements (continued) BlackRock Small Cap Growth Fund II

Call Center
Fees
Institutional	$1,068
Investor A	$1,887
Investor B	$ 343
Investor C	$1,137
Class R	$ 486

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

	Six Months Ended		Year Ended
	November 30, 2008		May 31, 2008
	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	1,334,883	$ 14,840,522	2,111,452	$ 30,348,284
Shares issued to shareholders in reinvestment of distributions	—	—	1,661,011	23,665,501
Total issued	1,334,883	14,840,522	3,772,463	54,013,785
Shares redeemed	(1,918,853)	(21,702,803)	(2,656,417)	(38,134,584)
Net increase (decrease)	(583,970)	$ (6,862,281)	1,116,046	$ 15,879,201

Investor A Shares
Shares sold and automatic conversion of shares	2,734,806	$ 30,778,389	5,135,579	$ 73,660,147
Shares issued to shareholders in reinvestment of distributions	—	—	2,219,213	31,029,679
Total issued	2,734,806	30,778,389	7,354,792	104,689,826
Shares redeemed	(2,664,815)	(29,705,148)	(2,815,945)	(39,881,982)
Net increase	69,991	$ 1,073,241	4,538,847	$ 64,807,844

Investor B Shares
Shares sold	339,661	$ 3,657,007	794,904	$ 10,794,113
Shares issued to shareholders in reinvestment of distributions	—	—	540,676	7,094,229

Total issued	339,661	3,657,007	1,335,580	17,888,342
Shares redeemed and automatic conversion of shares	(773,249)	(8,214,093)	(3,113,203)	(42,495,222)
Net decrease	(433,588)	$ (4,557,086)	(1,777,623)	$ (24,606,880)

Investor C Shares
Shares sold	671,587	$ 7,016,704	1,764,182	$ 23,555,626
Shares issued to shareholders in reinvestment of distributions	—	—	1,098,647	14,374,231
Total issued	671,587	7,016,704	2,862,829	37,929,857
Shares redeemed	(1,280,071)	(13,285,059)	(2,089,120)	(27,643,349)
Net increase (decrease)	(608,484)	$ (6,268,355)	773,709	$ 10,286,508

Class R Shares
Shares sold	1,669,996	$ 18,623,972	1,998,096	$ 27,208,987
Shares issued to shareholders in reinvestment of distributions	—	—	290,045	3,939,967
Total issued	1,669,996	18,623,972	2,288,141	31,148,954
Shares redeemed	(703,858)	(7,577,038)	(899,419)	(12,298,503)
Net increase	966,138	$ 11,046,934	1,388,722	$ 18,850,451

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008 17

Notes to Financial Statements (concluded) BlackRock Small Cap Growth Fund II

4. Subsequent Event:

On January 1, 2009, BAC announced that it had completed its acquisi-
tion of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

18 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Portfolio Summary BlackRock Master Small Cap Growth Portfolio As of November 30, 2008

Ten Largest Holdings	Percent of
(Equity Investments)	Net Assets
SkillSoft Plc	4%
SYKES Enterprises, Inc.	3
Clean Harbors, Inc.	3
Forrester Research, Inc.	3
Magellan Health Services, Inc.	2
Pediatrix Medical Group, Inc.	2
SRA International, Inc. Class A	2
Zoll Medical Corp.	2
IHS, Inc. Class A	2
TiVo, Inc.	2

Five Largest Industries	Percent of
(Equity Investments)	Net Assets
IT Services	8%
Health Care Equipment & Supplies	8
Internet Software & Services	7
Software	7
Commercial Services & Supplies	6

Percent of
Long-Term
Sector Representation	Investments
Information Technology	31%
Health Care	20
Industrials	14
Consumer Discretionary	13
Energy	8
Financials	6
Materials	4
Consumer Staples	4

For Portfolio compliance purposes, the Portfolio’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Portfolio manage-
ment. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008 19

Schedule of Investments November 30, 2008 (Unaudited) BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Aerospace & Defense — 2.0%			Health Care Providers & Services — 5.6%
Argon ST, Inc. (a)	213,390	$ 4,180,310	Amedisys, Inc. (a)	32,800	$ 1,275,592
BE Aerospace, Inc. (a)	246,100	2,013,098	Lincare Holdings, Inc. (a)	28,100	672,433
		6,193,408	Magellan Health Services, Inc. (a)	212,400	6,977,340
			MedCath Corp. (a)	222,274	1,640,382
Biotechnology — 1.5%			Pediatrix Medical Group, Inc. (a)	211,400	6,578,768
Martek Biosciences Corp.	168,500	4,709,575
					17,144,515
Capital Markets — 1.7%
Riskmetrics Group, Inc. (a)	227,100	3,392,874	Health Care Technology — 0.4%
Waddell & Reed Financial, Inc. Class A	135,200	1,817,088	Omnicell, Inc. (a)	97,000	1,099,980
		5,209,962	Hotels, Restaurants & Leisure — 3.5%
			Orient Express Hotels Ltd. Class A	226,000	1,548,100
Chemicals — 1.8%			.F. Chang’s China Bistro, Inc. (a)	138,900	2,601,597
Airgas, Inc.	74,009	2,645,822	Scientific Games Corp. Class A (a)	306,200	4,596,062
Intrepid Potash, Inc. (a)(b)	158,300	3,039,360	Texas Roadhouse, Inc. Class A (a)	358,600	2,004,574
		5,685,182			10,750,333
Commercial Banks — 1.2%			Household Durables — 1.1%
Signature Bank (a)	124,400	3,707,120	iRobot Corp. (a)(b)	334,318	3,490,280
Commercial Services & Supplies — 6.0%			IT Services — 8.1%
Clean Harbors, Inc. (a)	131,900	8,326,847	ExlService Holdings, Inc. (a)(b)	669,505	4,753,485
SYKES Enterprises, Inc. (a)	550,327	10,208,566	Forrester Research, Inc. (a)	357,880	8,202,610
		18,535,413	Gartner, Inc. Class A (a)	152,200	2,337,792
Communications Equipment — 3.0%			SRA International, Inc. Class A (a)	418,400	6,284,368
EMS Technologies, Inc. (a)	190,378	4,609,051	Wright Express Corp. (a)	299,900	3,412,862
Neutral Tandem, Inc. (a)	276,000	4,059,960			24,991,117
Occam Networks, Inc. (a)(b)	272,378	621,022	Internet & Catalog Retail — 0.5%
		9,290,033	Ticketmaster Entertainment (a)	412,837	1,647,220
Containers & Packaging — 1.8%			Internet Software & Services — 7.1%
Rock-Tenn Co. Class A	163,757	5,530,074	ComScore, Inc. (a)	304,509	2,838,024
Diversified Consumer Services — 1.5%			Omniture, Inc. (a)(b)	277,604	2,759,384
DeVry, Inc.	77,776	4,470,564	SkillSoft Plc (a)(c)	1,861,200	11,167,200
			SonicWALL, Inc. (a)	1,274,000	4,994,080
Diversified Financial Services — 3.0%
Heckmann Corp. (a)(b)	773,600	4,788,584			21,758,688
MSCI, Inc. (a)	291,300	4,494,759	Life Sciences Tools & Services — 0.4%
		9,283,343	Bruker BioSciences Corp. (a)	293,000	1,377,100
Electronic Equipment & Instruments — 0.6%			Machinery — 1.8%
Cogent, Inc. (a)	128,800	1,731,072	Bucyrus International, Inc.	108,064	2,110,490
			RBC Bearings, Inc. (a)	148,336	3,370,194
Energy Equipment & Services — 3.6%
Atwood Oceanics, Inc. (a)	81,986	1,483,947			5,480,684
IHS, Inc. Class A (a)	165,500	6,005,995	Media — 4.3%
ION Geophysical Corp. (a)	348,600	1,045,800	CKX, Inc. (a)	1,126,329	4,955,848
Superior Energy Services, Inc. (a)	150,989	2,544,165	Dolan Media Co. (a)	356,321	1,535,743
		11,079,907	Outdoor Channel Holdings, Inc. (a)	115,429	701,808
			RHI Entertainment, Inc. (a)	544,817	2,228,301
Food Products — 1.6%			World Wrestling Entertainment, Inc. (b)	324,000	3,768,120
Green Mountain Coffee Roasters, Inc. (a)(b)	139,500	5,069,430
					13,189,820
Health Care Equipment & Supplies — 7.8%
ArthroCare Corp. (a)(b)	155,500	2,033,940	Oil, Gas & Consumable Fuels — 4.3%
Hologic, Inc. (a)	197,900	2,782,474	Comstock Resources, Inc. (a)	100,593	4,217,864
SonoSite, Inc. (a)(b)	305,000	5,517,450	Delta Petroleum Corp. (a)(b)	190,500	1,087,755
Symmetry Medical, Inc. (a)	191,438	1,715,284	James River Coal Co. (a)(b)	115,500	1,312,080
Wright Medical Group, Inc. (a)	339,600	5,759,616	Massey Energy Co.	158,072	2,469,085
Zoll Medical Corp. (a)	346,200	6,165,822	Plains Exploration & Production Co. (a)	121,200	2,805,780
			Venoco, Inc. (a)	379,180	1,266,461
		23,974,586
					13,159,025
			Personal Products — 1.5%
			Chattem, Inc. (a)(b)	63,400	4,600,938

See Notes to Financial Statements.

20 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Schedule of Investments (concluded) BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals — 3.7%
Alpharma, Inc. Class A (a)	122,707	$ 4,429,723
Medicis Pharmaceutical Corp. Class A	385,900	4,719,557
Santarus, Inc. (a)	963,300	2,157,792
		11,307,072
Professional Services — 3.4%
The Advisory Board Co. (a)	158,200	3,962,910
Diamond Management & Technology Consultants, Inc.	861,541	3,825,242
Watson Wyatt Worldwide, Inc.	65,100	2,624,832
		10,412,984
Real Estate Management & Development — 0.0%
FX Real Estate and Entertainment, Inc. (a)	192,655	65,503
Semiconductors & Semiconductor Equipment — 3.2%
Microsemi Corp. (a)(b)	268,300	5,229,167
Semtech Corp. (a)	60,984	690,339
Standard Microsystems Corp. (a)	255,100	3,887,724
		9,807,230
Software — 7.1%
Aladdin Knowledge Systems Ltd. (a)	278,900	2,102,906
Ansys, Inc. (a)	21,700	626,262
Blackboard, Inc. (a)	196,963	4,851,199
DemandTec, Inc. (a)	522,700	3,794,802
i2 Technologies, Inc. (a)(b)	547,500	4,544,250
TiVo, Inc. (a)(b)	1,160,300	5,824,706
		21,744,125
Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp. (a)	42,600	2,540,664
Lululemon Athletica, Inc. (a)(b)	240,100	2,357,782
The Warnaco Group, Inc. (a)	28,606	512,047
		5,410,493
Total Common Stocks (Cost — $450,106,485) — 94.9%		291,906,776

	Par
Short-Term Securities	(000)
Time Deposits — 4.4%
Brown Brothers Harriman & Co., 0.25% 12/01/08	$ 13,414	13,413,590

	Beneficial
	Interest
	(000)
Money Market Fund — 12.0%
BlackRock Liquidity Series, LLC
Money Market Series, 1.83% (d)(e)(f)	$ 37,103	37,103,300
Total Short-Term Securities
(Cost — $50,516,890) — 16.4%		50,516,890
Total Investments (Cost — $500,623,375*) — 111.3%		342,423,666
Liabilities in Excess of Other Assets — (11.3)%		(34,749,790)
Net Assets — 100.0%		$ 307,673,876

*The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 501,242,585
Gross unrealized appreciation		$ 11,277,611
Gross unrealized depreciation		(170,096,530)
Net unrealized depreciation		$(158,818,919)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Depositary receipts.
(d) Security was purchased with cash proceeds from securities loans.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Money Market Series	$ 37,103,300	$ 981,514
Merrill Lynch Premier Institutional Fund	$(131,772,300)	—

(f) Represents the current yield as of report date.
•For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 291,906,776
Level 2	50,516,890
Level 3	—
Total	$ 342,423,666

See Notes to Financial Statements. BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008 21

Statement of Assets and Liabilities	BlackRock Master Small Cap Growth Portfolio

November 30, 2008 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $36,189,500) (cost — $463,520,075)	$ 305,320,366
Investments at value — affiliated (cost — $37,103,300)	37,103,300
Investments sold receivable	2,223,209
Securities lending income receivable — affiliated	386,113
Dividends receivable	301,539
Interest receivable	279
Prepaid expenses	12,510
Other assets	4,646
Total assets	345,351,962

Liabilities
Collateral at value — securities loaned	37,103,300
Investments purchased payable	261,857
Investment advisory fees payable	170,949
Withdrawals payable to Investor	50,613
Officer’s and Directors’ fees payable	12,451
Other affiliates payable	3,657
Other accrued expenses payable	75,259
Total liabilities	37,678,086
Net Assets	307,673,876

Net Assets Consist of
Investor’s capital	$ 465,873,585
Net unrealized appreciation/depreciation	(158,199,709)
Net Assets	$ 307,673,876

See Notes to Financial Statements.

22 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Statement of Operations	BlackRock Master Small Cap Growth Portfolio
Six Months Ended November 30, 2008 (Unaudited)
Investment Income
Dividends	$ 848,317
Interest	67,303
Securities lending — affiliated	981,514
Income — affiliated	232
Foreign taxes withheld	(549)
Total income	1,896,817

Expenses
Investment advisory	1,609,129
Accounting services	93,497
Custodian	34,323
Professional	17,926
Officer and Directors	9,954
Printing	1,511
Other	6,131
Total expenses	1,772,471
Net investment income	124,346

Realized and Unrealized Loss
Net realized loss on investments	(19,097,315)
Net change in unrealized appreciation/depreciation on investments	(219,105,242)
Total realized and unrealized loss	(238,202,557)
Net Decrease in Net Assets Resulting from Operations	$ (238,078,211)

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

23

Statements of Changes in Net Assets			BlackRock Master Small Cap Growth Portfolio

					Six Months
					Ended
				November 30,		Year Ended
					2008	May 31,
Increase (Decrease) in Net Assets:					(Unaudited)	2008
Operations
Net investment income (loss)				$ 124,346		$ (553,271)
Net realized gain (loss)					(19,097,315)	30,599,653
Net change in unrealized appreciation/depreciation					(219,105,242)	(12,304,369)
Net increase (decrease) in net assets resulting from operations					(238,078,211)	17,742,013

Capital Transactions
Proceeds from contributions					74,909,597	165,567,157
Fair value of withdrawals					(82,827,077)	(168,731,616)
Net decrease in net assets derived from capital transactions					(7,917,480)	(3,164,459)

Net Assets
Total increase (decrease) in net assets					(245,995,691)	14,577,554
Beginning of period					553,669,567	539,092,013
End of period				$ 307,673,876		$ 553,669,567

Financial Highlights			BlackRock Master Small Cap Growth Portfolio

	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Total Investment Return

Total investment return	(43.20)%[1]	3.35%	13.00%	26.39%	11.76%	22.37%

Ratios to Average Net Assets

Total expenses	0.77%[2]	0.77%	0.78%	0.77%	0.79%	0.80%
Net investment income (loss)	0.05%[2]	(0.10)%	(0.42)%	(0.49)%	(0.48)%	(0.55)%

Supplemental Data

Net assets, end of period (000)	$ 307,674	$ 553,670	$ 539,092	$ 481,934	$ 349,223	$ 300,014
Portfolio turnover	31%	70%	115%	101%	129%	149%

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

24 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited) BlackRock Master Small Cap Growth Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of
BlackRock Master LLC (the “Master LLC”), is registered under the
Investment Company Act of 1940, as amended, (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limi-
tations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities are valued at amortized cost.
Investments in open-end investment companies are valued at their net asset value each business day. The Portfolio values its investment in the
BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Port-
folio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institu-
tions that provide cash or securities issued or guaranteed by the U.S.
government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the six months ended November 30, 2008, the Portfolio received only cash collateral for any securities loaned.

Income Taxes: The Portfolio is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio.
Therefore, no federal income tax provision is required.

It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal
Revenue Code. The Portfolio is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008 25

Notes to Financial Statements (continued) BlackRock Master Small Cap Growth Portfolio and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to that Port-
folio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appro-
priate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsi-
diary of BlackRock, Inc., to provide investment advisory and administra-
tion services. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a wholly owned subsidiary of Bank of America Corporation (“BAC”), and The PNC Financial
Services Group, Inc. are the largest stockholders of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio’s invest-
ments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.70% of the average daily value of the Portfolio’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Capital Management, Inc., an affiliate of the Advisor, with respect to the Portfolio, under which the Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

For the six months ended November 30, 2008, the Portfolio reimbursed the Advisor $4,571 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to Merrill
Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of November 30, 2008, the
Master LLC loaned securities with a value of $764,465. Pursuant to that order, the Portfolio has retained BlackRock Investment Management, LLC
(“BIM”) as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the
Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the
Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended November 30, 2008, BIM received
$244,174 in securities lending agent fees.

The Portfolio may earn income on positive cash balances in demand deposit accounts. For the six months ended November 30, 2008, the
Portfolio earned $232, which is included in income — affiliated in the
Statement of Operations.

For the six months ended November 30, 2008, for a portion of the period Piper Jaffray was considered to be an affiliate of the Advisor and received $3,957 in commissions on the execution of portfolio transactions for the Portfolio.

Certain officers and/or directors of the Master LLC are officers and/
or directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Advisor for compensation paid to the Master LLC’s Chief Compli-
ance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended November 30, 2008 were $139,173,798 and $147,852,441, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2008 and was subsequently renewed until November 2009. The Portfolio may borrow under the credit agree-
ment to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or con-
tractual limits. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of
Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and
(b) reserve adjusted one month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-
ment) in effect from time to time. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2008.

5. Subsequent Event:

On January 1, 2009, BAC announced that it had completed its acquisi-
tion of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

26 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors of BlackRock Master LLC (the “Master LLC”) met
in person in April and June 2008 to consider the approval of the Master
LLC’s investment advisory agreement (the “Advisory Agreement”) with the Advisor on behalf of BlackRock Master Small Cap Growth Portfolio
(the “Master Portfolio”), a series of the Master LLC. The Master LLC
Board also considered the approval of the subadvisory agreement between the Advisor and BlackRock Capital Management, Inc. (the
“Subadvisor”) with respect to the Master Portfolio (the “Subadvisory
Agreement”). BlackRock Small Cap Growth Fund II (the “Fund”), a
series of BlackRock Series, Inc. (the “Series Fund”), currently invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Series Fund also considered the approval of the
Advisory Agreement and the Subadvisory Agreement. The Fund does not require investment advisory services, since all investments are made at the Master Portfolio level.

The Advisor and the Subadvisor are referred to herein as “BlackRock.”
The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.” For ease and clarity of presentation, the
Board of Directors of the Master LLC and the Board of Directors of the
Series Fund, which are comprised of the same thirteen individuals, are herein referred to collectively as the “Boards” and the members of the
Boards are referred to as “Directors.”

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not
“interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of either the Master LLC or the Series
Fund (the “Independent Directors”). The Boards are responsible for the oversight of the operations of the Master LLC and the Series Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are both Independent
Directors. The Boards established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee, each of which is composed of Independent Directors (except that the Performance
Oversight Committee has one interested director member) and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. .
and certain affiliates, the Master LLC on behalf of the Master Portfolio entered into the Advisory Agreement with the Advisor with an initial two-
year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with respect to the Master Portfolio with an initial two-
year term. Consistent with the 1940 Act, prior to the expiration of each
Agreement’s initial two-year term, the Master LLC Board is required to consider the continuation of the Agreements and thereafter on an annual basis. The Series Fund Board also considers (but is not required to approve) the continuation of the Agreements on an annual basis.
In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the
Fund and/or the Master Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, market-
ing services and assistance in meeting legal and regulatory require-
ments. The Boards also received and assessed information regarding the services provided to the Fund and/or the Master Portfolio by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through their com-
mittees, consider at each of their meetings factors that are relevant to their annual consideration (and, in the case of the Master LLC Board, its annual approval) of the renewal of the Agreements, including the services and support provided to the Fund and/or the Master Portfolio and their shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Master Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Master Portfolio operating expenses;
(d) the resources devoted to and compliance reports relating to the
Fund’s and the Master Portfolio’s investment objective, policies and restrictions; (e) the Series Fund’s and the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Boards; (i) the use of brokerage com-
missions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including
BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. These materials included (a) information independently

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) infor-
mation on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund and/or the
Master Portfolio, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemp-
tion data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16,
2008 meeting, the Boards requested and subsequently received from
BlackRock (i) comprehensive analysis of total expenses on a fund-by-
fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund and Master Portfolio profitability, size and fee levels;
and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affili-
ates relating to the distribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, allocation of Master Portfolio brokerage fees (including the benefits of
“soft dollars”), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Master Portfolio.
The Boards did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3 — 4, 2008
Board meeting. At the in-person meeting held on June 3 — 4, 2008, the Master LLC Board, including the Master LLC Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC with respect to the Master
Portfolio for a one-year term ending June 30, 2009 and (b) the
Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Master Portfolio for a one-year term ending June 30,
2009. The Series Fund Board, including the Series Fund Independent
Directors, also considered the continuation of the Agreements and found the Agreements to be satisfactory. The Boards considered all fac-
tors they believed relevant with respect to the Fund and/or the Master
Portfolio, as applicable, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the invest-
ment performance of the Fund and the Master Portfolio and BlackRock
portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Master Portfolio; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master
Portfolio. The Boards compared the Fund’s performance to the perform-
ance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Master
Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and of the Master Portfolio’s portfolio management team; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commit-
ment to compliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management per-
sonnel. The Boards also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Master Portfolio and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund and the Master Portfolio. BlackRock and its affiliates provide the Fund and the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Master
Portfolio with other services, including (a) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing;
(c) overseeing and coordinating the activities of other service providers;
(d) organizing Board meetings and preparing the materials for such
Board meetings; (e) providing legal and compliance support; and
(f) performing other administrative functions necessary for the opera-
tion of the Fund and the Master Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

28 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

B. The Investment Performance of the Fund, the Master Portfolio
and BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a com-
prehensive analysis of Fund performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rank-
ings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund (and related performance of the Master Portfolio) as compared to a represen-
tative group of similar funds as determined by Lipper and to all funds in the applicable Lipper category for the Fund. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund and the Master Portfolio throughout the year. The Boards attach more impor-
tance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Fund’s performance was above the median of its Peers during each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund and the Master Portfolio: The Boards, including the Independent Directors, reviewed the Master Portfolio’s contractual advisory fee rates compared with the other funds in the
Fund’s Lipper category. They also compared the Fund’s total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards, as pertinent, received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided to the Fund and the Master Portfolio. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund and/or the Master Portfolio. The
Boards reviewed BlackRock’s profitability with respect to the Master
Portfolio and each fund the Boards currently oversee for the year ended
December 31, 2007 compared to aggregate profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the Fund and the Master Portfolio by BlackRock, and BlackRock’s and its
affiliates’ profits relating to the management and distribution of the Fund and the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and the Master Portfolio and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that the Master Portfolio paid contractual advisory fees lower than or equal to the median of the Fund’s Peers.

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master Portfolio to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund and the Master Portfolio. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficien-
cies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations.
The Boards found, based on their review of comparable funds, that the management fee of the Fund/Master Portfolio is appropriate in light of the scale of the Fund/Master Portfolio.

E. Other Factors: The Boards also took into account, as pertinent, other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund and the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of
BlackRock’s affiliates as service providers to the Fund and the Master
Portfolio, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the
Master Portfolio, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Conclusion

The Master LLC Board approved the continuation of (a) the Advisory
Agreement between the Advisor and the Master LLC with respect to the
Master Portfolio for a one-year term ending June 30, 2009 and (b) the
Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Master Portfolio for a one-year term ending June 30,
2009. Based upon its evaluation of all these factors in their totality, the
Master LLC Board, including the Master LLC Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriv-
ing at a decision to approve the Agreements, the Master LLC Board did not identify any single factor or group of factors as all-important or con-
trolling, but considered all factors together. The Master LLC Independent
Directors were also assisted by the advice of independent legal counsel in making this determination. The Series Fund Board, including the
Series Fund Independent Directors, also considered the continuation of the Agreements and found the Agreements to be satisfactory. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Master LLC Board and predecessor
Boards, and discussions between the Master LLC Board (and predecessor
Boards) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Master LLC Board’s conclusions may be based in part on their consideration of these arrangements in prior years.

30 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph . Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian
Brown Brothers
Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2008 31

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

32 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Global Resources Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Equity Dividend Fund	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Opportunities Portfolio

Fixed Income Funds
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

34 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Small Cap Growth Fund II
Of BlackRock Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#SCGII-11/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: January 20, 2009